BLACKROCK FUNDS II
AMT-Free Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Ohio Municipal Bond Portfolio
BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST
BlackRock California Insured Municipal Bond Fund
BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
BlackRock Florida Municipal Bond Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BLACKROCK MUNICIPAL BOND FUND
BlackRock High Yield Municipal Fund
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund
BLACKROCK MUNICIPAL SERIES TRUST
BlackRock Intermediate Municipal Fund
(each, a “Fund”)

SUPPLEMENT DATED JANUARY 16, 2009
TO THE PROSPECTUS

Effective January 20, 2009, except for BlackRock Short-Term Municipal Fund, each Fund’s prospectus is amended as set forth below.

The footnote in each Fund’s fee table relating to “Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares is revised as follows:

A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more.

The chart under “Investor A Shares — Initial Sales Charge Option” is replaced with the following:

Your Investment	As a % of Offering Price	As a % of Your Investment[1]	Dealer Compensation as a % of Offering Price

Less than $100,000	4.25%	4.44%	4.00%

$100,000 but less than $250,000	3.25%	3.36%	3.00%

$250,000 but less than $500,000	2.50%	2.56%	2.25%

$500,000 but less than $1,000,000	2.25%	2.30%	2.00%

$1,000,000 and over[2]	0.00%	0.00%	0.00%

1	Rounded to the nearest one-hundredth percent.

2	If you invest $1,000,000 or more in Investor A Shares, you will not pay an initial sales charge. In that case, BlackRock compensates the selling dealer or other financial intermediary from its own resources. However, if you redeem your shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00%. Such deferred sales charge may be waived in connection with certain fee-based programs.

Effective January 20, 2009, BlackRock Short-Term Municipal Fund’s prospectus is amended as set forth below.

The footnote in the Fund’s fee table relating to “Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares is revised as follows:

A CDSC of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more.

The chart under “Investor A Shares — Initial Sales Charge Option” is replaced with the following:

Your Investment	As a % of Offering Price	As a % of Your Investment[1]	Dealer Compensation as a % of Offering Price

Less than $50,000	3.00%	3.09%	2.75%

$50,000 but less than $100,000	2.75%	2.83%	2.50%

$100,000 but less than $250,000	2.50%	2.56%	2.25%

$250,000 but less than $500,000	1.75%	1.78%	1.50%

$500,000 but less than $1,000,000	1.25%	1.27%	1.00%

$1,000,000 and over[2]	0.00%	0.00%	0.00%

1	Rounded to the nearest one-hundredth percent.

2	If you invest $1,000,000 or more in Investor A Shares, you will not pay an initial sales charge. In that case, BlackRock compensates the selling dealer or other financial intermediary from its own resources. However, if you redeem your shares within 18 months after purchase, you may be charged a deferred sales charge of 0.50%. Such deferred sales charge may be waived in connection with certain fee-based programs.